J.P. MORGAN EXCHANGE-TRADED FUND TRUST
277 PARK AVENUE
NEW YORK, NEW YORK 10172
May 22, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: J.P. Morgan Exchange-Traded Fund Trust (the “Trust”), on behalf of
JPMorgan Carbon Transition U.S. Equity ETF (the “Fund”)
File No. 333-191837
Ladies and Gentlemen:
We hereby submit for filing Post-Effective Amendment No. 266 (Amendment No. 268 under the Investment Company Act of 1940, as amended) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).
The Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended for the purpose of registering the Fund as a new series of the Trust. The Fund will seek investment results that closely correspond, before fees and expenses, to the performance of the JPMAM Carbon Transition US Equity Index.
Please contact the undersigned at 614-213-4020 if you have any questions.
Very truly yours,
/s/ Elizabeth A. Davin

Elizabeth A. Davin
Secretary